PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2018	5,132	240	470	395	—	6,237

Additions	52	8	14	1,173	—	1,247
Disposals	(51)	(2)	(10)	(5)	—	(68)
Depreciation charge for the year	(1,165)	(31)	(143)	—	—	(1,339)
Impairment	(280)	(10)	(8)	(37)	—	(335)
Transfers	979	22	136	(1,137)	—	—
Reclassified to assets held for sale	(15)	(1)	—	—	—	(16)
Translation adjustment	(644)	(24)	(66)	(60)	—	(794)

As of December 31, 2018	4,008	202	393	329	—	4,932

Adjustment due to IFRS 16	(71)	—	—	—	2,023	1,952
Additions	80	—	8	1,453	158	1,699
Disposals	(36)	(1)	(6)	(7)	(35)	(85)
Depreciation charge for the year	(1,032)	(33)	(139)	—	(448)	(1,652)
Impairment	(30)	(1)	(3)	(17)	—	(51)
Transfers	1,210	29	131	(1,370)	—	—
Modifications of right-of-use assets	—	—	—	—	141	141
Translation adjustment	177	20	33	28	146	404

As of December 31, 2019	4,306	216	417	416	1,985	7,340
Cost	11,799	493	1,467	563	2,472	16,794
Accumulated depreciation and impairment	(7,493)	(277)	(1,050)	(147)	(487)	(9,454)

There were no material changes in estimates related to property and equipment in 2019 other than the impairment described in Note 11 of US51 (2018: US$335).
During 2019, VEON acquired property and equipment in the amount of US$480 (2018: US$346), which were not paid for as of year-end.
Property and equipment pledged as security for bank borrowings amounts to US$652 as of December 31, 2019 (2018: US$750), and primarily relate to securities for borrowings of Pakistan Mobile Communications Limited ("PMCL").
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2019	1,601	415	7	2,023

Additions	142	16	—	158
Disposals	(27)	(6)	(2)	(35)
Depreciation charge for the year	(306)	(140)	(2)	(448)
Impairment	—	—	—	—
Transfers	18	(18)	—	—
Modifications and reassessments	94	47	—	141
Translation adjustment	116	30	—	146

As of December 31, 2019	1,638	344	3	1,985
Cost	1,980	487	5	2,472
Accumulated depreciation and impairment	(342)	(143)	(2)	(487)

COMMITMENTS
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2019	2018

Less than 1 year	677	433
Between 1 and 5 years	19	4

Total commitments	696	437

Capital commitments arising from telecommunications licenses
VEON’s ability to generate revenue in the countries it operates is dependent upon the operation of the wireless telecommunications networks authorized under its various licenses for GSM-900/1800, “3G” (UMTS / WCDMA) mobile radiotelephony communications services and “4G” (LTE).
Under the license agreements, operating companies are subject to certain commitments, such as territory or population coverage, level of capital expenditures, and number of base stations to be fulfilled within a certain timeframe. If we are found to be involved in practices that do not comply with applicable laws or regulations, we may be exposed to significant fines, the risk of prosecution or the suspension or loss of our licenses, frequency allocations, authorizations or various permissions, any of which could harm our business, financial condition, results of operations, or cash flows.
After expiration of the license, our operating companies might be subject to additional payments for renewals, as well as new license capital and other commitments.
ACCOUNTING POLICIES
Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful of life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years
Right-of-use assets	Equivalent lease term

Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.
SOURCE OF ESTIMATION UNCERTAINTY
Depreciation and amortization of non-current assets
Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of development may change over time. Some of the assets and technologies, in which the Group invested several years ago, are still in use and provide the basis for new technologies.
The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used.